Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2020 and 2021:

	As of December 31, 2020
	Active market	Observable input	Non- observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	31,530	31,530

Liabilities
Put right liabilities	—	—	116,006	116,006

	As of December 31, 2021
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	753,164	753,164

Liabilities
Put right liabilities	—	—	96,911	96,911

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability
The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Short-term investments	Put right liabilities
Fair value of Level 3 financial assets and liabilities as of December 31, 2019	32,000	—
Purchase of short-term investments	2,491,991	—
Disposal of short-term investments	(2,503,749)	—
Grant of put right liabilities	—	124,321
Fair value changes	11,288	(3,024)
Currency translation differences	—	(5,291)

Fair value of Level 3 financial assets and liabilities as of December 31, 2020	31,530	116,006

Purchase of short-term investments	10,173,314	—
Disposal of short-term investments	(9,482,040)	—
Fair value changes	30,360	(16,628)
Currency translation differences	—	(2,467)

Fair value of Level 3 financial assets and liabilities as of December 31, 2021	753,164	96,911

Summary of Estimated Useful Lives
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account of any estimated residual value:

Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term